Borrowings - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities
Current	€ 3,056		€ 3,116	€ 2,244
Non-current	6,127		6,031
Total lease liabilities	9,183	€ 9,147	€ 9,147	€ 2,244
1 to 5 years
Lease liabilities
Non-current	5,389
Greater than 5 years
Lease liabilities
Non-current	€ 738